MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

March 31, 2022 (Unaudited)

Mutual Funds (84.4%)	Shares	Value

Vanguard Tax-Managed Capital Appreciation Adm Class	6,216	$ 1,455,847
Shelton Nasdaq-100 Index Direct	39,886	1,314,656
Calvert US Large Cap Core Responsible Index Class I	31,679	1,259,240
Columbia Dividend Income Class I2	38,089	1,188,370
Hillman Value No Load	33,934	1,115,065
T. Rowe Price Dividend Growth	15,003	1,055,004
Principal Blue Chip Class I	24,797	884,525
Homestead Value	16,139	849,580
Fidelity Select Medical Tech & Devices	10,761	780,854
Hartford Core Equity Class R6	16,000	751,360
Loomis Sayles Growth Class Y	30,000	725,100
DoubleLine Shiller Enhanced CAPE Class I	42,301	710,237
T, Rowe Price Value	14,596	678,257
Primecap Odyssey Aggressive Growth	13,998	662,374
Akre Focus Class I	9,000	529,110
T. Rowe Price U. S. Equity Research Class I	11,765	507,176
Fidelity Mega Cap Stock	25,826	502,583

Total Mutual Funds (Cost $ 10,230,590)		14,969,338

Short-Term Securities (14.9%)

Fidelity Institutional Money Market (Cost $ 2,642,041)		2,642,041

Total Short-Term Securities		2,642,041

Total Investments in Securities (Cost $ 12,872,631) (99.3%)		17,611,379

Net Other Assets and Liabilities (0.7%)		122,644

Net Assets (100%)		$ 17,734,023

As of March 31, 2022, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$10,230,590

Unrealized appreciation	4,760,491
Unrealized depreciation	21,743
Net unrealized appreciation (depreciation)	4,738,748

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

March 31, 2022 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2022:

MH Elite Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 14,969,338	-	-	$ 14,969,338
Short Term Investments	2,642,041	-	-	2,642,041
Total Investments in Securities	$ 17,611,379	-	-	$ 17,611,379

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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